BUSINESS COMBINATIONS (Tables)	12 Months Ended
Aug. 31, 2013
Business Combinations [Abstract]
Purchase Price Allocations Table
The allocations of the acquired entities will be finalized as soon as the information becomes available, however, not to exceed one year from the acquisition dates.

(Dollars in millions)	2013 Aggregate Acquisitions
Current Assets	$6
Property, Plant and Equipment	4
Goodwill(1)	110
Other Intangible Assets	12
Acquired In-process Research and Development	45
Other Assets	2
Total Assets Acquired	179
Current Liabilities	7
Other Liabilities	1
Total Liabilities Assumed	8
Net Assets Acquired	$171
Supplemental Information:
Net assets acquired	$171
Cash acquired	6
Cash paid, net of cash acquired	$165

(1)	The total amount of goodwill that is deductible for tax purpose is $95 million.

Acquired Identifiable Intangible Assets
The following table presents details of the definite life acquired identifiable intangible assets:

(Dollars in millions)	Weighted-Average Life (Years)	Useful Life (Years)	Aggregate Acquisitions
Acquired Germplasm	11	7-13	$6
Acquired Intellectual Property	17	17-18	4
Customer Relationships	12	12	2
Other Intangible Assets			$12